Capital Stock (Details) - USD ($)				1 Months Ended	3 Months Ended				9 Months Ended	12 Months Ended
		Dec. 29, 2023	Dec. 19, 2023	Dec. 28, 2023	Dec. 31, 2024		Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Mar. 31, 2024		Dec. 24, 2024	Nov. 07, 2024	Jun. 18, 2024	Mar. 31, 2023	[2]	Dec. 31, 2008
Capital Stock [Line Items]
Sold common units										11,500,000
Shares of common stock	[1]				6,771,662				6,771,662	632,373	[2]				5,342
Warrant shares												1		1,267,728
Percentage of common stock warrants													10.00%
Exercise price (in Dollars per share)			$ 300		$ 1.95				$ 1.95	$ 571
Vote per share										one
Shares of company (in Dollars)	[1]				$ 677				$ 677	$ 63	[2]				$ 0
Authorized share	[1]				250,000,000				250,000,000	250,000,000	[2]				220,000,000
Common stock par value (in Dollars per share)	[1]				$ 0.0001				$ 0.0001	$ 0.0001	[2]				$ 0.0001
Preferred stock shares				140,136,788
Shares					6,771,662	[1]			6,771,662 [1]	632,373	[1],[2]				5,342	[1]	482,681
Exchange ratio										0.0284
Shares issued										2,866,666
Reverse stock split shares										9,192,377
Reverse stock split			3							37,956,206
Conversion of shares										9,192,377
Outstanding principal and interest amount (in Dollars)										$ 10,715,068
Cash consideration (in Dollars)										5,000,000
Reverse recapitalization (in Dollars)										$ 17,100,000
Series A Warrants - November 2024 Offering [Member]
Capital Stock [Line Items]
Sold common units													1,302,850
Pre-Funded Warrants [Member]
Capital Stock [Line Items]
Warrant shares													835,000
Percentage of common stock warrants												10.00%
Exercise price (in Dollars per share)					$ 0.0001				$ 0.0001
Pre-funded warrants exercised									410,000
Pre Funded Warrants - November 2024 Offering [Member]
Capital Stock [Line Items]
Warrant shares													1
Warrant [Member]
Capital Stock [Line Items]
Warrant shares													213,785
Exercise price (in Dollars per share)													$ 4.03
Series A Warrants - December 2024 Offering [Member]
Capital Stock [Line Items]
Sold common units												3,095,925
Shares of common stock												1
Pre Funded Warrants - December 2024 Offering [Member]
Capital Stock [Line Items]
Warrant shares												420,000
Exercise price (in Dollars per share)					0.0001				$ 0.0001
Common Stock Warrants [Member]
Capital Stock [Line Items]
Warrant shares												351,593
Maximum [Member] | Pre-Funded Warrants [Member]
Capital Stock [Line Items]
Exercise price (in Dollars per share)					4.28				4.28
Maximum [Member] | Pre Funded Warrants - December 2024 Offering [Member]
Capital Stock [Line Items]
Exercise price (in Dollars per share)					1.56				1.56
Minimum [Member] | Pre-Funded Warrants [Member]
Capital Stock [Line Items]
Exercise price (in Dollars per share)					4.2799				4.2799
Minimum [Member] | Pre Funded Warrants - December 2024 Offering [Member]
Capital Stock [Line Items]
Exercise price (in Dollars per share)					$ 1.5599				$ 1.5599
Common Stock [Member]
Capital Stock [Line Items]
Shares of common stock				250,000,000						10,715
Vote per share									one
Common stock par value (in Dollars per share)				$ 0.0001						$ 0.0001
Shares		199,994
Shares issued										273,791
Reverse stock split shares		19,999,407								27,327,481
Reverse stock split					268,112
Shares issued	[3]						125,121
Conversion of shares				32,999,472						5,975,686
Shares of common stock								36,173
Common Stock [Member] | Warrant [Member]
Capital Stock [Line Items]
Shares of common stock					100				100
Shares					100				100	100
Preferred Stock [Member]
Capital Stock [Line Items]
Preferred stock shares				10,000,000
Preferred stock par value (in Dollars per share)				$ 0.0001						$ 0.0001
Shares issued	[3]
Conversion of shares				3,502,040
Mohan Ananda [Member]
Capital Stock [Line Items]
Shares of common stock										16,667
Reverse stock split										1,666,666
Mohan Ananda [Member] | Common Stock [Member]
Capital Stock [Line Items]
Shares issued										28,667
Reverse stock split shares										1,071,506
Zoomcar [Member]
Capital Stock [Line Items]
Shares of company (in Dollars)				$ 220,000,000
Authorized share				260,000,000
Shares										16,987,064
Exchange ratio										0.0284
Reverse stock split shares										3,617,333
Reverse stock split										5.71
Shares of common stock										36,173
Zoomcar [Member] | Common Stock [Member]
Capital Stock [Line Items]
Shares										16,987,064
Zoomcar [Member] | Preferred Stock [Member]
Capital Stock [Line Items]
Shares issued										91,924
Series A Warrants [Member]
Capital Stock [Line Items]
Sold common units												1	1
Shares of common stock													1
Percentage of common stock warrants													10.00%
Exercise price (in Dollars per share)												$ 1.95	$ 4.03
Series A Warrants [Member] | Pre-Funded Warrants [Member]
Capital Stock [Line Items]
Percentage of common stock warrants												10.00%
Series B Warrants [Member]
Capital Stock [Line Items]
Sold common units					1				1			1
Percentage of common stock warrants													10.00%
Series B Warrants [Member] | Pre-Funded Warrants [Member]
Capital Stock [Line Items]
Percentage of common stock warrants												10.00%
Preferred Stock [Member] | Zoomcar [Member]
Capital Stock [Line Items]
Reverse stock split										112,660,583

[1]	Prior period numbers have been adjusted to reflect the Reverse Stock Split of the Common Stock at a ratio of 1-for-100 that became effective October 21, 2024. (Refer Note 4)
[2]	As at March 31, 2023, the amount of Common stock presented as zero represents decimal value less than $1.
[3]	125,121 (12,512,080 prior to Reverse Stock Split) shares were issued against Atalaya Note.